Prepaid expenses (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Office and IT-related	€ 4,434	€ 3,217
Contracts with customers	339	949
Insurance	388	368
Other	1,601	1,052
Total	€ 6,762	€ 5,586